Acquisition of ACT Group (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of changes in goodwill explanatory
Goodwill arising from the acquisition has been recognized as follows.

2022
$
Consideration transferred (note 33(A))	49,783,820
Non-controlling interests, based on their proportionate interest in the recognized amounts of the assets and liabilities of ACT Genomics	6,483,762
Fair value of identifiable net assets (note 33(C))	(22,467,306)

Goodwill (note 13)	33,800,276

Summary of acquisition date fair value of each major class of consideration transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

$
Cash	9,041,776
Deferred consideration (note 20)	958,224
Equity instruments (19,891,910 ordinary shares)	39,783,820

Total consideration transferred	49,783,820

Net cash outflow arising on acquisition:
Cash consideration	9,041,776
Less: cash and cash equivalent balances acquired (note 33(C))	5,623,061

Total net cash outflow arising on acquisition	3,418,715

Summarises the recognised amounts of assets acquired and liabilities assumed at the date of acquisition
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the date of acquisition.

$
Property, plant and equipment (note 11)	5,649,182
Intangible assets (note 12)	13,826,389
Interests in associates (note 14)	788,472
Deferred tax assets	235,879
Inventories	1,294,959
Trade receivables	2,594,976
Deposits, prepayments and other receivables	2,013,985
Cash and cash equivalents (note 33(A))	5,623,061
Trade payables	(857,537)
Accrued expenses and other current liabilities	(2,763,480)
Contract liabilities (note 21)	(416,307)
Lease liabilities	(2,379,687)
Tax liabilities	(5,713)
Deferred tax liabilities	(2,913,666)
Other non-current liabilities	(223,207)

Total identifiable net assets acquired	22,467,306